DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Contracts (Details) $ in Millions	Dec. 31, 2017 USD ($) m³ $ / oz Mcf / d $ / bbl bbl oz $ / m³ $ / Mcf
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair market value asset (liability) | $	$ 19
Commodity swap - natural gas
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | Mcf / d	260,663
Fair market value asset (liability) | $	$ 27
Commodity swap - natural gas | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3) | $ / Mcf	1.98
Commodity swap - natural gas | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3) | $ / Mcf	2.76
Commodity swap - palladium
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | oz	67,850
Fair market value asset (liability) | $	$ (7)
Commodity swap - palladium | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3) | $ / oz	908
Commodity swap - palladium | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3) | $ / oz	995
Commodity swap - fuel oil
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | bbl	3,087,000
Fair market value asset (liability) | $	$ 5
Commodity swap - fuel oil | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3) | $ / bbl	41
Commodity swap - fuel oil | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3) | $ / bbl	55
Sales and purchase contracts - gasoline
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | m³	688,827
Fair market value asset (liability) | $	$ 2
Sales and purchase contracts - gasoline | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	315
Sales and purchase contracts - gasoline | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	581
Sales and purchase contracts - diesel
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | m³	891,719
Fair market value asset (liability) | $	$ (1)
Sales and purchase contracts - diesel | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	250
Sales and purchase contracts - diesel | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	598
Sales and purchase contracts - fatty acid methyl esters
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | m³	414,067
Fair market value asset (liability) | $	$ 1
Sales and purchase contracts - fatty acid methyl esters | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	868
Sales and purchase contracts - fatty acid methyl esters | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	1,079
Commodity swaps and futures - diesel, diesel premia, gasoline, crude
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | m³	1,206,707
Fair market value asset (liability) | $	$ (11)
Commodity swaps and futures - diesel, diesel premia, gasoline, crude | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	334
Commodity swaps and futures - diesel, diesel premia, gasoline, crude | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	548
Commodity swaps and futures - ethanol, biodiesel premia, wheat
Disclosure of detailed information about hedging instruments [line items]
Total Volume (in Mcf/d, Oz, Bbl, and M3 units) | m³	280,270
Fair market value asset (liability) | $	$ 3
Commodity swaps and futures - ethanol, biodiesel premia, wheat | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	249
Commodity swaps and futures - ethanol, biodiesel premia, wheat | Top of range
Disclosure of detailed information about hedging instruments [line items]
Weighted average price range (in USD per Mcf, Oz, Bbl and M3)	495